Label	Element	Value
Class A Shares (NLSAX), Class C Shares (NLSCX), Institutional Class Shares (NLSIX) | Neuberger Berman Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of principal preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 76 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus (if applicable).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio when including securities that were sold short and 72% of the average value of its portfolio when excluding securities that were sold short.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 76 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus (if applicable).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its goal primarily by taking long and short positions in the global securities markets. The Fund uses long or short positions in common and preferred equity securities, exchange traded funds (“ETFs”), and fixed income securities. The Fund also uses derivatives, including long and short positions from futures contracts on individual securities and indices, swaps, including total return and credit default swaps, on individual securities and indices, foreign currency forward contracts and call and put options on individual securities and indices. Short positions involve selling a security the Fund does not own or buying a derivative on a security in anticipation that the security’s price will decline. The Fund may invest in securities of, and derivative contracts on, U.S. and non-U.S. companies. Futures, swaps, forwards or options may be used in an attempt to increase returns and/or reduce risks. The equity securities in which the Fund invests are generally those of companies with market capitalizations of at least $250 million, measured at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has fallen below $250 million. The Fund’s typical investment exposure ranges from net long exposure of 150% of net asset value (“NAV”) to net short exposure of 20% of NAV. For example, if the Fund’s long portfolio provides long investment exposure of 70% of its NAV and its short portfolio provides short investment exposure of 40% of its NAV, the Fund would have a net long exposure of 30% of NAV. With a few exceptions, the Fund may sell short any instrument in which it can invest long.

With respect to any portion of the Fund’s portfolio invested in long equity positions, the Portfolio Manager generally intends to invest in companies which he believes are undervalued and possess one or more of the following characteristics: (i) companies with strong competitive positions in industries with attractive growth prospects; (ii) companies with the ability to generate sustainable cash flows which are growing at a modest rate over the long-term; (iii) companies whose market price is below the Portfolio Manager’s estimate of the company’s intrinsic value; and (iv) companies with the potential for a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Manager’s estimate of a company’s intrinsic value represents his view of the company’s true, long-term economic value (the value of both its tangible and intangible assets), which may be currently distorted by market inefficiencies. In establishing long equity positions, the Fund may utilize stock index futures and total return swaps and options on individual securities and indices.

With respect to any portion of the Fund’s portfolio invested in short equity or fixed income positions, the Portfolio Manager employs short positions in an attempt to increase returns and/or to reduce risk. The Portfolio Manager’s use of short positions to increase returns and/or reduce certain risks may include, among others: (i) short sales of ETFs representing macro-economically challenged markets, industries or geographies; (ii) short sales of equity or fixed income securities of companies that the Portfolio Manager expects to decline in price, lose economic value or generally underperform; or (iii) short positions designed to offset cyclical, currency, or country-specific risks. The Fund may employ derivatives in establishing short positions, including, but not limited to, short positions in stock and fixed income index futures, total return and/or credit default swaps establishing short positions on individual securities and indices, and options on individual securities and indices.

The Portfolio Manager’s investment process involves identifying companies for further analysis based on a variety of factors, including quantitative screens. Once a company is identified, in-depth research about the company is conducted, which may include building financial models, conducting interviews with management or reviewing publicly available information, such as management’s compensation incentives. The Portfolio Manager combines this research with various valuation methodologies in selecting long and short positions for the Fund.

The Portfolio Manager may make a decision to sell a security, or with respect to a short position, a decision to exit a short position, based on changes at either a macro-economic or general market level or at a specific issuer. This may include changes in global politics and economics, regulation or legislation by a country, or industry structure. The Portfolio Manager may also sell a security or exit a short position when other opportunities appear more attractive in the Portfolio Manager's opinion, when a company demonstrates an inability to execute a business plan, or when a company has poor capital allocation, poor earnings quality, or increased risks to the company’s cash flows.

The Fund also typically invests in long positions in fixed income securities, which may include securities issued by the U.S. government and its agencies and instrumentalities, bank certificates of deposit, mortgage- and asset-backed securities, and securities issued by U.S. and non-U.S. companies. The Fund’s investments in fixed income securities may include below investment grade securities (commonly known as “junk bonds”).

In selecting long positions in fixed income securities issued by companies, the Portfolio Manager generally looks for securities issued by companies that he believes have strong management and compelling valuation. In doing so, the Portfolio Manager analyzes such factors as: ability to generate free cash flow; a demonstrated commitment to use that cash flow to pay down existing debt; and an improving credit profile. As such, the Portfolio Manager focuses on securities issued by companies that he believes have demonstrated improvements in their leverage and asset coverage ratios, are not unreasonably constrained by their existing financing arrangements and have debt with manageable payment schedules.

The Portfolio Manager allocates investments to sectors without reference to any benchmark; rather, sector allocations are based on the Portfolio Manager’s assessment of which sectors offer the most attractive risk-adjusted returns. Although the Fund does not seek to be market neutral, depending on market conditions, the Fund’s long investment exposure may equal the Fund’s short investment exposure.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the equity and fixed income markets. The Fund's use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; in such a case, it will not be pursuing its principal investment strategies.

There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to market movements, sector-swings or other risk factors. The strategy used by the Fund involves complex transactions that involve risks different than direct equity investments.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance:

Call Risk. Upon the issuer’s desire to enact a call, or under other circumstances where a call is enacted, including when interest rates are low and issuers opt to repay the obligation underlying a “callable security” early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, possibly due to the actions of other market participants, or the market may react differently than expected to the catalyst. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks, and the securities of such companies may be more likely to lose value than the securities of more stable companies. It also may be difficult to obtain complete information about companies involved in certain situations and management of such a company may be addressing a situation with which it has little experience.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to pay interest and/or principal when due. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. These practices may not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral and/or segregate assets could limit the Fund's ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

ETF Risk. An ETF, which is an investment company, may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate.

Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Illiquid Investments Risk. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly.

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value. Derivatives, short positions and securities lending may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful and there is no limit on the amount that the Fund’s investment exposure can exceed its net assets. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities also may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of lower-rated debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. The markets may have considerable volatility from day to day and even in intra-day trading.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Operational Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Manager or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Other Investment Company Risk. To the extent the Fund invests in ETFs or other investment companies, its performance will be affected by the performance of those other investment companies. Investments in ETFs and other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

Preferred Securities Risk. Preferred securities, which are a form of hybrid security, may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow into the issuer, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher market interest rates generally result in slower payoffs, which effectively increase duration, heightening interest rate risk and increasing the magnitude of resulting price declines.

Recent Market Conditions. The financial crisis that began in 2008 was followed in many Western countries by a long period of growth that was slower than the historical average, the disappearance of some traditional industries and jobs, and an uneven distribution of economic opportunities. This in turn has spurred some countries, including the U.S., to adopt or consider adopting more protectionist trade policies, to signal a move away from the tighter financial industry regulations that followed the crisis, and to consider reducing corporate taxes. The U.S. is also said to be considering significant new investments in infrastructure and national defense which, coupled with the prospect of lower federal taxes, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations are not borne out.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes, whether brought about by U.S. policy makers or by dislocations in world markets.

In addition, global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. For example, official statistics indicate a recent growth rate in China that is significantly lower than that in the early part of the decade. This is adversely affecting worldwide commodity prices and the economies of many countries, especially those that depend heavily on commodity production and/or trade with China. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Short Sale Risk. Short sales, at least theoretically, present a risk of unlimited loss on an individual security basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s net asset value since it increases the exposure of the Fund to the market. The Fund may not always be able to close out a short position at a favorable time or price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions). The Fund may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 '12, 5.69% Worst quarter: Q3 '15, -5.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.36%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/16
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Class A Shares (NLSAX), Class C Shares (NLSCX), Institutional Class Shares (NLSIX) | Neuberger Berman Long Short Fund | HFRX Equity Hedge Index (reflects deductions for fees and expenses, but reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
Class A Shares (NLSAX), Class C Shares (NLSCX), Institutional Class Shares (NLSIX) | Neuberger Berman Long Short Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	14.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
Class A Shares (NLSAX), Class C Shares (NLSCX), Institutional Class Shares (NLSIX) | Neuberger Berman Long Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.37%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component1OtherExpensesOverAssets	0.08%
Dividend and interest expenses relating to short sales	rr_Component2OtherExpensesOverAssets	0.58%
Total other expenses	rr_OtherExpensesOverAssets	0.66%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 795
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,059
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	795
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,734
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,059
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
Class A Shares (NLSAX), Class C Shares (NLSCX), Institutional Class Shares (NLSIX) | Neuberger Berman Long Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.37%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_Component1OtherExpensesOverAssets	0.07%
Dividend and interest expenses relating to short sales	rr_Component2OtherExpensesOverAssets	0.58%
Total other expenses	rr_OtherExpensesOverAssets	0.65%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	3.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 407
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,355
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	307
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	939
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,596
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,355
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
Class A Shares (NLSAX), Class C Shares (NLSCX), Institutional Class Shares (NLSIX) | Neuberger Berman Long Short Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.26%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component1OtherExpensesOverAssets	0.07%
Dividend and interest expenses relating to short sales	rr_Component2OtherExpensesOverAssets	0.59%
Total other expenses	rr_OtherExpensesOverAssets	0.66%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,264
Annual Return 2012	rr_AnnualReturn2012	12.42%
Annual Return 2013	rr_AnnualReturn2013	14.52%
Annual Return 2014	rr_AnnualReturn2014	2.54%
Annual Return 2015	rr_AnnualReturn2015	(3.92%)
Annual Return 2016	rr_AnnualReturn2016	3.69%
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2011
Class A Shares (NLSAX), Class C Shares (NLSCX), Institutional Class Shares (NLSIX) | Neuberger Berman Long Short Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Class A Shares (NLSAX), Class C Shares (NLSCX), Institutional Class Shares (NLSIX) | Neuberger Berman Long Short Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%

[1]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.